Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2022 7,866,589 $ 3.07
Granted
1,750,000

4.54
Vested
(2,822,753)

3.05
Outstanding as of June 30, 2023
6,793,836
$ 3.45
Outstanding as of December 31, 2023
6,793,836 $ 3.45
Granted 2,300,000 2.96
Vested (2,996,334) 3.38
Outstanding as of June 30, 2024 6,097,502 $ 3.30